10 Accounts Receivables - Concessions (Details 1) - Power Distribution Service Concession [Member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Concessions [Line Items]
Balance at beginning		R$ 836,818	R$ 783,023
Transfers from contract assets		66,380	28,987
Donations and grants received		(1,334)
Transfers from intangible assets			348
Transfers to other receivables (assets held for disposal)			(1,578)
Fair value recognition		35,306	26,231
Incorporation	[1]		(75)
Loss on disposal		(1,535)	(118)
Balance at ending		R$ 783,023	R$ 836,818

[1]	Incorporation of assets and equipment through transfer free of charge, of which the amounts were classified in concession related receivables and in intangible assets (Note 18.1).